Financial and capital risk management	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Financial and capital risk management

18.	Financial and capital risk management

a) Effects of derivatives on the statement of financial position

	June 30, 2023		December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	90	30	11	144
IPCA swap	-	41	-	63
Dollar swap and forward transactions	868	-	407	7
LIBOR swap	8	-	7	-
	966	71	425	214
Commodities price risk
Gasoil, Brent and freight	70	71	78	56
Energy Transition Metals	45	-	35	1
	115	71	113	57
Other	-	3	-	5

Total	1,081	145	538	276

b) Net exposure

	June 30, 2023	December 31, 2022
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	60	(133)
IPCA swap	(41)	(63)
Dollar swap and forward transactions	868	400
LIBOR swap (i)	8	7
	895	211
Commodities price risk
Gasoil, Brent and freight	(1)	22
Energy Transition Metals	45	34
	44	56

Other	(3)	(5)

Total	936	262

(i)	In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale has finalized the negotiations for the replacement of the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs. The Company does not expect material impacts on the cash flows of these operations.

c) Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	144	(121)	188	269
IPCA swap	23	(11)	30	66
Dollar swap and forward operations	376	(163)	538	198
LIBOR swap	2	7	5	42
Forwards	13	-	13	-
	558	(288)	774	575

Commodities price risk
Gasoil, Brent and freight	4	10	(20)	25
Energy Transition Metals	-	16	(1)	9
	4	26	(21)	34

Other	1	(8)	2	(18)

Total	563	(270)	755	591

d) Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(4)	(17)	(8)	(43)
IPCA swap	2	8	3	11
Dollar swap and forward operations	98	54	118	84
LIBOR swap	4	-	4	(1)
Forwards	13	-	13	-
	113	45	130	51
Commodities price risk
Gasoil, Brent and freight	1	6	3	9
Energy Transition Metals	20	(93)	39	(178)
	21	(87)	42	(169)
Total	134	(42)	172	(118)

e) Market risk - Foreign exchange and interest rates

Protection programs for the R$ denominated debt instruments and other liabilities

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Index	Average rate	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023	2024	2025+
CDI vs. US$ fixed rate swap					88	(83)	(7)	23	8	16	64
Receivable	R$ 5,696	R$ 6,356	CDI	100.13%
Payable	US$ 1,320	US$ 1,475	Fix	1.77%

TJLP vs. US$ fixed rate swap					(28)	(50)	(1)	3	(1)	(3)	(24)
Receivable	R$ 743	R$ 814	TJLP +	1.05%
Payable	US$ 186	US$ 204	Fix	3.45%

					60	(133)	(8)	26	7	13	40

IPCA swap vs. US$ fixed rate swap					(41)	(63)	3	5	-	(6)	(35)
Receivable	R$ 1,186	R$ 1,294	IPCA +	4.54%
Payable	US$ 293	US$ 320	Fix	3.88%

					(41)	(63)	3	5	-	(6)	(35)

R$ fixed rate vs. US$ fixed rate swap					791	318	43	64	265	291	235
Receivable	R$ 19,307	R$ 20,854	Fix	7.61%
Payable	US$ 3,665	US$ 3,948	Fix	0.00%

Forward	R$ 2,186	R$ 4,342	B	5.24	77	82	75	6	33	34	10

					868	400	118	70	298	325	245

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
CDI vs. US$ fixed rate swap	R$ depreciation	88	(229)	(546)
	US$ interest rate inside Brazil decrease	88	46	-
	Brazilian interest rate increase	88	56	24
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

TJLP vs. US$ fixed rate swap	R$ depreciation	(28)	(72)	(116)
	US$ interest rate inside Brazil decrease	(28)	(33)	(40)
	Brazilian interest rate increase	(28)	(36)	(43)
	TJLP interest rate decrease	(28)	(34)	(40)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(41)	(112)	(183)
	US$ interest rate inside Brazil decrease	(41)	(50)	(60)
	Brazilian interest rate increase	(41)	(54)	(67)
	IPCA index decrease	(41)	(47)	(53)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	791	(57)	(906)
	US$ interest rate inside Brazil decrease	791	728	663
	Brazilian interest rate increase	791	666	548
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

Forward	R$ depreciation	77	(8)	(93)
	US$ interest rate inside Brazil decrease	77	73	68
	Brazilian interest rate increase	77	68	60
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

Protection program for LIBOR floating interest rate US$ denominated debt

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Index	Average rate	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023	2024
LIBOR vs. US$ fixed rate swap					8	7	4	-	4	4
Receivable	US$ 150	US$ 150	LIBOR	0.85%
Payable	US$ 150	US$ 150	Fix	0.85%
					8	7	4	-	4	4

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
LIBOR vs. US$ fixed rate swap	US$ LIBOR decrease	8	7	6
Protected item: LIBOR US$ indexed debt	US$ LIBOR decrease	n.a.	(7)	(6)

Protection for American treasury volatility related to tender offer transaction

To reduce the volatility of the premium paid to investors on the tender offer transaction issued in June 2023, treasury lock transactions were implemented and have already been settled as of June 30, 2023.

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Index	Average rate	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023

Forwards	-	-	B	-	-	-	13	-	-

f) Protection program for product prices and input costs

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Bought / Sold	Average strike (US$)	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023	2024
Brent crude oil (bbl)
Call options	31,139,250	22,600,500	B	95	68	74	-	15	6	62
Put options	31,139,250	22,600,500	S	62	(71)	(51)	-	16	(23)	(48)

Forward Freight Agreement (days)
Freight forwards	960	2,085	B	13,791	2	(1)	3	1	2	-

					(1)	22	3	32	(15)	14

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)
Options	Price input decrease	(3)	(288)	(759)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	288	759

Forward Freight Agreement (days)
Forwards	Freight price decrease	2	(2)	(5)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	2	5

g) Other derivatives, including embedded derivatives in contracts

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Bought / Sold	Average strike (US$/ton)	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023+
Fixed price nickel sales protection (ton)
Nickel forwards	2,580	766	B	20,842	-	7	3	3	-

Hedge program for products acquisition for resale (ton)
Nickel forwards	-	384	S	-	-	(1)	2	-	-

					-	6	5	3	-

Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	S	233	(3)	(5)	-	2	(3)

					(3)	(5)	-	2	(3)

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Fixed price sales protection (ton)
Forwards	Nickel price decrease	-	(14)	(27)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	-	14	27

Hedge program for products acquisition for resale (ton)
Forwards	Nickel price increase	-	-	-
Protected item: Part of revenues from products for resale	Nickel price increase	-	-	-

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(3)	(8)	(16)

h) Hedge accounting

	Gain (loss) recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Net investments hedge	96	(145)	145	74
Cash flow hedge	(5)	312	14	8

Cash flow hedge

	Notional (ton)				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2023	December 31, 2022	Bought / Sold	Average strike (US$/ton)	June 30, 2023	December 31, 2022	June 30, 2023	June 30, 2023	2023
Nickel revenue hedge program
Forward	(3,150)	6,300	S	34,929	45	28	34	4	45
					45	28	34	4	45

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Nickel Revenue Hedging Program
Forward	Nickel price increase	45	29	13
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	(29)	(13)

i) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody’s regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	June 30, 2023		December 31, 2022
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa1	36	-	32	-
Aa2	726	-	342	5
Aa3	190	-	239	-
A1	1,602	139	1,746	97
A2	736	296	938	145
A3	713	52	918	62
Baa1	-	-	-	-
Baa2	51	-	7	-
Ba2 (i)	798	426	411	174
Ba3 (i)	177	168	164	54
	5,029	1,081	4,797	538

(i)	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.